Acquisitions and Disposals - Additional Information (Detail) € in Millions			6 Months Ended	12 Months Ended
	Apr. 01, 2020 EUR (€) shares	Mar. 31, 2020	Jun. 30, 2020 EUR (€) Divisions shares	Dec. 31, 2019 EUR (€)	Jun. 30, 2019 EUR (€)
Disclosure of Acquisitions and Disposals [Line Items]
Value of consideration transferred			€ 5,526		€ 654
Revenue of group if acquisition completed			25,856
Operating profit of group if acquisition completed			4,711
Hindustan Unilever Limited [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Percentage interest in subsidiary	61.90%	67.20%
Horlicks Acquisition
Disclosure of Acquisitions and Disposals [Line Items]
Value of consideration transferred			5,294
Revenue of acquiree			142
Operating profit of acquiree			39
Goodwill expected to be tax deductible			€ 1,300
Number of shares alloted for every share in acquisition | shares			4.39
Value of cash transferred			€ 449
Value of equity transferred			€ 4,845
Exchange rate | Divisions			83.05
Increase (decrease) through net exchange differences, goodwill			€ (44)
Trade and other receivable recognized as of acquisition date	€ 74
Contingent liabilities	123
Contingent assets recognized as of acquisition date	€ 73
Acquisition-related costs incurred			29	€ 12
Share issue related cost			€ 5
Number of instruments or interests issued or issuable | shares	184,600,000
Bangladesh Horlicks Acquisition [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Percent of voting interest acquired			82.00%